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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 82.4%
Dividend Income 5.3%
Columbia Dividend Income Fund, Class I Shares (a)	892,369	$15,089,959
Columbia Dividend Opportunity Fund, Class I Shares (a)	1,673,792	16,503,588
Total		31,593,547
International 21.9%
Columbia Acorn International, Class I Shares (a)	96,119	4,343,603
Columbia Emerging Markets Fund, Class I Shares (a)	2,338,750	25,001,240
Columbia European Equity Fund, Class I Shares (a)	7,076,141	46,985,573
Columbia Greater China Fund, Class I Shares (a)	318,165	16,255,073
Columbia Pacific/Asia Fund, Class I Shares (a)	3,860,710	36,676,750
Total		129,262,239
Real Estate 2.0%
Columbia Real Estate Equity Fund, Class I Shares (a)	743,499	12,141,341
U.S. Large Cap 34.5%
Columbia Contrarian Core Fund, Class I Shares (a)	2,450,119	44,714,668
Columbia Diversified Equity Income Fund, Class I Shares (a)	1,371,926	16,463,118
Columbia Large Cap Core Fund, Class I Shares (a)	1,492,202	23,920,003
Columbia Large Cap Growth Fund, Class I Shares (a)	588,498	17,766,740
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,121,482	29,963,174
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,079,832	17,907,354
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,093,185	32,255,973
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,118,862	20,788,464
Total		203,779,494
U.S. Mid Cap 13.6%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,417,535	41,491,243
Columbia Mid Cap Value Fund, Class I Shares (a)	1,070,158	17,903,742
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	2,126,124	20,921,063
Total		80,316,048

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 5.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	812,929	$5,901,863
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	234,767	4,495,793
Columbia Small Cap Core Fund, Class I Shares (a)	530,025	9,365,551
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	337,111	10,308,842
Total		30,072,049
Total Equity Funds (Cost: $385,333,655)		$487,164,718

Fixed-Income Funds 13.5%
High Yield 3.2%
Columbia Income Opportunities Fund, Class I Shares (a)	1,820,885	18,718,698
Investment Grade 10.3%
Columbia Corporate Income Fund, Class I Shares (a)	3,134,293	33,442,901
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	4,903,040	27,457,027
Total		60,899,928
Total Fixed-Income Funds (Cost: $75,426,452)		$79,618,626

Alternative Investment Funds 3.3%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,047,432	11,050,402
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	541,967	5,522,647
Columbia Flexible Capital Income Fund, Class I Shares(a)	260,230	3,099,337
Total Alternative Investment Funds (Cost: $18,484,705)		$19,672,386

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.126%(a)(c)	3,928,384	3,928,384
Total Money Market Funds (Cost: $3,928,384)		$3,928,384
Total Investments (Cost: $483,173,196) (d)		$590,384,114(e)
Other Assets and Liabilities		621,843
Net Assets		$591,005,957

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $787,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(225)	(17,912,250)	June 2013	—	(496,113)

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	10,428,524	120,419	(6,251)	263	10,542,955	—	11,050,402
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5,334,729	33,136	(3,063)	96	5,364,898	—	5,522,647
Columbia Acorn International, Class I Shares	3,690,678	19	(72,793)	17,489	3,635,393	—	4,343,603
Columbia Contrarian Core Fund, Class I Shares	34,611,910	—	(1,501,498)	101,990	33,212,402	—	44,714,668
Columbia Corporate Income Fund, Class I Shares	30,537,906	632,486	(18,754)	857	31,152,495	256,634	33,442,901
Columbia Diversified Equity Income Fund, Class I Shares	10,872,643	73,237	(617,351)	229,973	10,558,502	73,237	16,463,118
Columbia Dividend Income Fund, Class I Shares	12,623,770	83,458	(621,230)	104,583	12,190,581	83,458	15,089,959
Columbia Dividend Opportunity Fund, Class I Shares	11,167,782	40,147	(589,124)	251,384	10,870,189	40,147	16,503,588
Columbia Emerging Markets Fund, Class I Shares	21,250,020	155,155	(13,565)	(620)	21,390,990	—	25,001,240
Columbia European Equity Fund, Class I Shares	38,773,787	84,685	(65,937)	14,514	38,807,049	—	46,985,573
Columbia Flexible Capital Income Fund, Class I Shares	2,588,587	26,823	(45,728)	7,171	2,576,853	26,525	3,099,337
Columbia Greater China Fund, Class I Shares	15,448,229	192,424	(9,096)	(104)	15,631,453	—	16,255,073
Columbia Income Opportunities Fund, Class I Shares	16,852,840	348,566	(10,158)	1,741	17,192,989	242,233	18,718,698
Columbia Large Cap Core Fund, Class I Shares	21,130,958	—	(729,334)	88,897	20,490,521	—	23,920,003
Columbia Large Cap Growth Fund, Class I Shares	10,603,738	—	(260,777)	50,195	10,393,156	—	17,766,740
Columbia Large Core Quantitative Fund, Class I Shares	21,086,161	10,461	(648,571)	36,241	20,484,292	—	29,963,174
Columbia Large Growth Quantitative Fund, Class I Shares	15,115,258	21,520	(106,251)	35,781	15,066,308	—	17,907,354
Columbia Mid Cap Growth Fund, Class I Shares	38,291,293	2,564	(596,561)	5,055	37,702,351	—	41,491,243
Columbia Mid Cap Value Fund, Class I Shares	15,479,714	39,657	(647,951)	85,626	14,957,046	39,428	17,903,742
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,672,069	182	(873,791)	459,411	12,257,871	—	20,921,063
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,536,431	1,240	(255,401)	147,072	3,429,342	—	5,901,863
Columbia Pacific/Asia Fund, Class I Shares	30,141,151	5,512	(838,219)	150,322	29,458,766	—	36,676,750
Columbia Real Estate Equity Fund, Class I Shares	8,313,334	53,991	(281,734)	150,645	8,236,236	41,843	12,141,341
Columbia Select Large Cap Growth Fund, Class I Shares	27,192,830	—	(797,304)	93,378	26,488,904	—	32,255,973
Columbia Select Large-Cap Value Fund, Class I Shares	17,312,658	564	(922,706)	265,446	16,655,962	—	20,788,464
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,160,623	303	(204,851)	109,487	4,065,562	—	4,495,793
Columbia Short-Term Cash Fund	5,165,113	1,206,552	(2,443,281)	—	3,928,384	1,553	3,928,384
Columbia Small Cap Core Fund, Class I Shares	8,967,395	7,387	(283,161)	17,198	8,708,819	—	9,365,551
Columbia Small Cap Growth Fund I, Class I Shares	10,956,818	2,687	(288,265)	(29,280)	10,641,960	—	10,308,842
Columbia U.S. Government Mortgage Fund, Class I Shares	26,652,053	444,375	(15,628)	167	27,080,967	125,836	27,457,027
Total	490,959,002	3,587,550	(13,768,334)	2,394,978	483,173,196	930,894	590,384,114

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $483,173,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,544,000
Unrealized Depreciation	(333,000)
Net Unrealized Appreciation	$107,211,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	487,164,718	—	—	487,164,718
Fixed-Income Funds	79,618,626	—	—	79,618,626
Alternative Investment Funds	19,672,386	—	—	19,672,386
Money Market Funds	3,928,384	—	—	3,928,384
Total Mutual Funds	590,384,114	—	—	590,384,114
Investments in Securities	590,384,114	—	—	590,384,114
Derivatives
Liabilities
Futures Contracts	(496,113)	—	—	(496,113)
Total	589,888,001	—	—	589,888,001

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.4%
Convertible 1.3%
Columbia Convertible Securities Fund, Class I Shares (a)	290,042	$4,747,988
Dividend Income 3.9%
Columbia Dividend Income Fund, Class I Shares (a)	432,090	7,306,644
Columbia Dividend Opportunity Fund, Class I Shares (a)	737,994	7,276,623
Total		14,583,267
International 4.1%
Columbia Acorn International, Class I Shares (a)	11,954	540,211
Columbia Emerging Markets Fund, Class I Shares (a)	269,570	2,881,701
Columbia European Equity Fund, Class I Shares (a)	976,660	6,485,026
Columbia Pacific/Asia Fund, Class I Shares (a)	575,422	5,466,505
Total		15,373,443
U.S. Large Cap 8.1%
Columbia Contrarian Core Fund, Class I Shares (a)	388,798	7,095,560
Columbia Large Cap Core Fund, Class I Shares (a)	111,156	1,781,830
Columbia Large Cap Growth Fund, Class I Shares (a)	146,803	4,431,975
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,224,062	8,898,934
Columbia Large Growth Quantitative Fund, Class I Shares (a)	934,171	8,043,210
Total		30,251,509
U.S. Mid Cap 2.4%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	151,482	4,433,891
Columbia Mid Cap Value Fund, Class I Shares (a)	266,687	4,461,668
Total		8,895,559
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)	130,147	2,299,693
Total Equity Funds (Cost: $63,128,228)		$76,151,459

Fixed-Income Funds 68.7%
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,468,905	18,684,467
High Yield 0.6%
Columbia Income Opportunities Fund, Class I Shares (a)	234,627	2,411,967

		Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 4.7%
Columbia Inflation Protected Securities Fund, Class I Shares (a)		1,661,640	$17,480,452
International 0.3%
Columbia International Bond Fund, Class I Shares (a)		96,677	1,120,493
Investment Grade 58.1%
Columbia Corporate Income Fund, Class I Shares (a)		6,039,607	64,442,609
Columbia Limited Duration Credit Fund, Class I Shares (a)		3,915,149	39,738,765
Columbia Short Term Bond Fund, Class I Shares (a)		244,207	2,446,951
Columbia U.S. Government Mortgage Fund, Class I Shares (a)		14,951,221	83,726,839
Columbia U.S. Treasury Index Fund, Class I Shares (a)		2,332,919	26,875,226
Total			217,230,390
Total Fixed-Income Funds (Cost: $246,752,372)			$256,927,769

Alternative Investment Funds 7.9%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)		71,194	732,587
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)		495,712	5,229,760
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)		766,800	7,813,692
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)		839,778	8,515,344
Columbia Flexible Capital Income Fund, Class I Shares(a)		595,516	7,092,601
Total Alternative Investment Funds (Cost: $27,717,216)			$29,383,984

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%	$141,226	$233,001
01/15/25	2.375%	184,751	248,533
02/15/40	2.125%	64,449	93,748
07/15/13	1.875%	82,165	82,595
01/15/14	2.000%	100,519	102,506
01/15/15	1.625%	133,747	140,507
01/15/16	2.000%	93,579	102,696
07/15/17	2.625%	72,812	86,391
01/15/19	2.125%	108,135	130,624
04/15/15	0.500%	26,783	27,741
01/15/21	1.125%	37,146	43,641
04/15/16	0.125%	26,295	27,546
Total Inflation-Indexed Bonds (Cost: $1,165,656)			$1,319,529

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.126%(a)(c)	9,706,431	$9,706,431
Total Money Market Funds (Cost: $9,706,431)		$9,706,431

Total Investments (Cost: $348,469,903) (d)	$373,489,172(e)
Other Assets and Liabilities	401,264
Net Assets	$373,890,436

Investments in Derivatives Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $554,800 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(135)	(10,747,350)	June 2013	—	(297,668)
U.S. Treasury Long Bond, 20-year	13	2,077,250	June 2013	62,118	—
U.S. Treasury Note, 10-year	43	5,734,453	June 2013	74,828	—
Total				136,946	(297,668)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	721,448	—	—	721,448	—	732,587
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,021,136	38,309	(60,254)	2,446	5,001,637	—	5,229,760
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,879,989	24,156	(231,224)	3,743	7,676,664	—	7,813,692
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	7,811,945	712,729	(151,085)	2,295	8,375,884	—	8,515,344
Columbia Acorn International, Class I Shares	493,592	1,798	(34,235)	2,193	463,348	—	540,211
Columbia Contrarian Core Fund, Class I Shares	5,707,870	43,483	(627,399)	298,153	5,422,107	—	7,095,560
Columbia Convertible Securities Fund, Class I Shares	3,275,098	783,801	(231,004)	13,117	3,841,012	19,134	4,747,988
Columbia Corporate Income Fund, Class I Shares	59,263,940	2,023,830	(1,081,695)	61,870	60,267,945	493,988	64,442,609
Columbia Dividend Income Fund, Class I Shares	6,395,874	41,129	(714,927)	115,350	5,837,426	41,112	7,306,644
Columbia Dividend Opportunity Fund, Class I Shares	6,224,199	22,039	(659,062)	191,572	5,778,748	17,996	7,276,623
Columbia Emerging Markets Bond Fund, Class I Shares	15,410,247	1,273,357	(263,577)	29,628	16,449,655	230,052	18,684,467
Columbia Emerging Markets Fund, Class I Shares	2,629,056	330,113	(348,083)	4,098	2,615,184	—	2,881,701
Columbia European Equity Fund, Class I Shares	5,499,097	125,472	(354,735)	60,465	5,330,299	—	6,485,026
Columbia Flexible Capital Income Fund, Class I Shares	6,238,751	65,167	(427,776)	65,441	5,941,583	61,478	7,092,601
Columbia Income Opportunities Fund, Class I Shares	—	1,836,959	(45,696)	6,430	1,797,693	1,310	2,411,967
Columbia Inflation Protected Securities Fund, Class I Shares	16,917,420	360,410	(274,206)	21,881	17,025,505	—	17,480,452
Columbia International Bond Fund, Class I Shares	—	1,075,673	—	—	1,075,673	—	1,120,493

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Cap Core Fund, Class I Shares	1,626,310	9,002	(147,158)	17,538	1,505,692	—	1,781,830
Columbia Large Cap Growth Fund, Class I Shares	3,163,286	34,008	(287,288)	145,060	3,055,066	—	4,431,975
Columbia Large Core Quantitative Fund, Class I Shares	7,773,352	28,614	(701,123)	225,338	7,326,181	—	8,898,934
Columbia Large Growth Quantitative Fund, Class I Shares	7,883,066	48,008	(531,537)	169,159	7,568,696	—	8,043,210
Columbia Limited Duration Credit Fund, Class I Shares	33,008,959	5,108,268	(309,920)	29,148	37,836,455	164,277	39,738,765
Columbia Mid Cap Growth Fund, Class I Shares	4,300,392	42,265	(298,518)	3,946	4,048,085	—	4,433,891
Columbia Mid Cap Value Fund, Class I Shares	4,001,790	64,547	(429,219)	71,878	3,708,996	9,869	4,461,668
Columbia Pacific/Asia Fund, Class I Shares	4,871,875	7	(418,511)	42,702	4,496,073	—	5,466,505
Columbia Short Term Bond Fund, Class I Shares	—	2,347,923	—	—	2,347,923	235	2,446,951
Columbia Short-Term Cash Fund	8,880,035	3,750,059	(2,923,663)	—	9,706,431	2,819	9,706,431
Columbia Small Cap Core Fund, Class I Shares	2,269,369	52,910	(202,562)	11,598	2,131,315	—	2,299,693
Columbia U.S. Government Mortgage Fund, Class I Shares	79,034,500	4,085,143	(466,388)	12,942	82,666,197	371,188	83,726,839
Columbia U.S. Treasury Index Fund, Class I Shares	24,703,222	2,865,228	(292,557)	9,433	27,285,326	82,548	26,875,226
Total	330,284,370	27,915,855	(12,513,402)	1,617,424	347,304,247	1,496,006	372,169,643

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2013.
(d)

At April 30, 2013, the cost of securities for federal income tax purposes was approximately $348,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,430,000
Unrealized Depreciation	(411,000)
Net Unrealized Appreciation	$25,019,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Mutual Funds
Equity Funds	76,151,459	—	—	76,151,459
Fixed-Income Funds	256,927,769	—	—	256,927,769
Alternative Investment Funds	29,383,984	—	—	29,383,984
Money Market Funds	9,706,431	—	—	9,706,431
Total Mutual Funds	372,169,643	—	—	372,169,643
Bonds
Inflation-Indexed Bonds		1,319,529	—	1,319,529
Total Bonds	—	1,319,529	—	1,319,529
Investments in Securities	372,169,643	1,319,529	—	373,489,172
Derivatives
Assets
Futures Contracts	136,946	—	—	136,946
Liabilities
Futures Contracts	(297,668)	—	—	(297,668)
Total	372,008,921	1,319,529	—	373,328,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 54.1%

Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,520,436	$41,259,541
Dividend Income 5.8%
Columbia Dividend Income Fund, Class I Shares (a)	3,004,472	50,805,616
Columbia Dividend Opportunity Fund, Class I Shares (a)	4,269,541	42,097,674
Total		92,903,290
International 13.4%
Columbia Acorn International, Class I Shares (a)	141,252	6,383,192
Columbia Emerging Markets Fund, Class I Shares (a)	4,381,964	46,843,191
Columbia European Equity Fund, Class I Shares (a)	11,191,258	74,309,955
Columbia Greater China Fund, Class I Shares (a)	375,356	19,176,946
Columbia Pacific/Asia Fund, Class I Shares (a)	7,234,751	68,730,133
Total		215,443,417
U.S. Large Cap 20.8%
Columbia Contrarian Core Fund, Class I Shares (a)	4,818,742	87,942,034
Columbia Large Cap Core Fund, Class I Shares (a)	1,563,000	25,054,895
Columbia Large Cap Growth Fund, Class I Shares (a)	949,208	28,656,581
Columbia Large Core Quantitative Fund, Class I Shares (a)	9,147,604	66,503,082
Columbia Large Growth Quantitative Fund, Class I Shares (a)	5,721,156	49,259,152
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,904,893	44,764,404
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,820,637	33,827,427
Total		336,007,575
U.S. Mid Cap 8.5%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	2,359,221	69,054,410
Columbia Mid Cap Value Fund, Class I Shares (a)	1,765,323	29,533,850
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	3,885,493	38,233,251
Total		136,821,511
U.S. Small Cap 3.1%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	891,715	17,076,337

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Core Fund, Class I Shares (a)	1,397,214	$24,688,767
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	268,570	8,212,884
Total		49,977,988
Total Equity Funds (Cost: $701,930,862)		$872,413,322

Fixed-Income Funds 41.7%
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,486,116	31,623,392
High Yield 4.2%
Columbia Income Opportunities Fund, Class I Shares (a)	6,623,631	68,090,931
Inflation Protected Securities 1.4%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	2,206,216	23,209,390
Investment Grade 34.1%
Columbia Corporate Income Fund, Class I Shares (a)	10,686,080	114,020,470
Columbia Intermediate Bond Fund, Class I Shares (a)	24,596,136	233,663,295
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,580,335	46,490,405
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	27,572,409	154,405,490
Total		548,579,660
Total Fixed-Income Funds (Cost: $638,367,977)		$671,503,373

Alternative Investment Funds 3.9%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,497,385	26,347,410
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,721,984	27,600,920
Columbia Flexible Capital Income Fund, Class I Shares(a)	721,118	8,588,518
Total Alternative Investment Funds (Cost: $59,385,635)		$62,536,848

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.126%(a)(c)	2,624,632	2,624,632
Total Money Market Funds (Cost: $2,624,632)		$2,624,632
Total Investments (Cost: $1,402,309,106) (d)		$1,609,078,175(e)
Other Assets and Liabilities		2,062,032
Net Assets		$1,611,140,207

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $ 2,384,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(615)	(48,960,150)	June 2013	—	(1,356,041)
U.S. Treasury Long Bond, 20-year	40	5,935,000	June 2013	177,479	—
U.S. Treasury Note, 10-year	120	16,003,126	June 2013	208,823	—
Total				386,302	(1,356,041)

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,935,143	256,163	(4,858)	204	25,186,652	—	—	26,347,410
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	26,834,487	235,024	(5,087)	85	27,064,509	—	—	27,600,920
Columbia Acorn International, Class I Shares	5,571,949	—	(93,014)	14,874	5,493,809	—	—	6,383,192
Columbia Contrarian Core Fund, Class I Shares	66,287,264	—	(2,063,666)	128,016	64,351,614	—	—	87,942,035
Columbia Convertible Securities Fund, Class I Shares	37,164,165	220,007	(549,475)	41,908	36,876,605	—	220,007	41,259,541
Columbia Corporate Income Fund, Class I Shares	105,013,134	1,814,297	(20,721)	947	106,807,657	—	876,868	114,020,470
Columbia Dividend Income Fund, Class I Shares	41,761,782	278,574	(1,029,783)	176,410	41,186,983	—	278,573	50,805,616
Columbia Dividend Opportunity Fund, Class I Shares	29,050,913	102,005	(918,358)	393,293	28,627,853	—	102,005	42,097,674
Columbia Diversified Bond Fund, Class I Shares	217,348,681	4,723,785	(222,072,466)	—	—	2,615,230	873,613	—
Columbia Emerging Markets Fund, Class I Shares	43,323,419	125,022	(103,777)	(2,410)	43,342,254	—	—	46,843,191
Columbia Emerging Markets Bond Fund, Class I Shares	27,223,389	576,763	(5,716)	563	27,794,999	—	409,395	31,623,392
Columbia European Equity Fund, Class I Shares	61,659,902	7,714	(625,742)	132,656	61,174,530	—	—	74,309,955
Columbia Flexible Capital Income Fund, Class I Shares	7,145,124	73,288	(99,368)	15,430	7,134,474	—	73,288	8,588,518
Columbia Greater China Fund, Class I Shares	18,291,674	229,151	(45,100)	1,960	18,477,685	—	—	19,176,946
Columbia Income Opportunities Fund, Class I Shares	59,076,436	1,125,810	(12,347)	3,164	60,193,063	—	882,280	68,090,931
Columbia Inflation Protected Securities Fund, Class I Shares	22,356,202	295,522	(4,287)	310	22,647,747	—	—	23,209,390
Columbia Intermediate Bond Fund, Class I Shares	—	223,979,554	—	—	223,979,554	—	863,023	233,663,295
Columbia Large Cap Core Fund, Class I Shares	21,921,631	—	(451,614)	55,392	21,525,409	—	—	25,054,895
Columbia Large Cap Growth Fund, Class I Shares	17,577,352	—	(303,080)	119,177	17,393,449	—	—	28,656,581
Columbia Large Core Quantitative Fund, Class I Shares	49,037,558	—	(800,911)	357,520	48,594,167	—	—	66,503,082
Columbia Large Growth Quantitative Fund, Class I Shares	43,387,039	54,139	(198,834)	(14,015)	43,228,329	—	—	49,259,152
Columbia Limited Duration Credit Fund, Class I Shares	44,047,161	671,882	(8,574)	770	44,711,239	—	215,575	46,490,405

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Growth Fund, Class I Shares	61,674,204	28,064	(311,988)	3,579	61,393,859	—	—	69,054,410
Columbia Mid Cap Value Fund, Class I Shares	25,280,542	65,543	(860,173)	112,495	24,598,407	—	65,544	29,533,850
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,371,241	—	(1,276,747)	671,454	21,765,948	—	—	38,233,250
Columbia Pacific/Asia Fund, Class I Shares	57,007,991	—	(1,361,342)	48,072	55,694,721	—	—	68,730,133
Columbia Select Large Cap Growth Fund, Class I Shares	36,823,290	—	(577,597)	66,583	36,312,276	—	—	44,764,404
Columbia Select Large-Cap Value Fund, Class I Shares	26,120,578	—	(1,195,320)	379,839	25,305,097	—	—	33,827,427
Columbia Select Smaller-Cap Value Fund, Class I Shares	15,585,003	—	(563,797)	11,317	15,032,523	—	—	17,076,337
Columbia Short-Term Cash Fund	5,311,411	4,292,061	(6,978,840)	—	2,624,632	—	1,528	2,624,632
Columbia Small Cap Core Fund, Class I Shares	23,661,151	—	(601,076)	33,456	23,093,531	—	—	24,688,767
Columbia Small Cap Growth Fund I, Class I Shares	8,605,454	—	(129,906)	(13,735)	8,461,813	—	—	8,212,884
Columbia U.S. Government Mortgage Fund, Class I Shares	150,015,008	2,283,156	(71,451)	7,005	152,233,718	—	708,448	154,405,490
Total	1,401,470,278	241,437,524	(243,345,015)	2,746,319	1,402,309,106	2,615,230	5,570,147	1,609,078,175

(b)                                     Non-income producing.

(c)                                     The rate shown is the seven-day current annualized yield at April 30, 2013.

(d)                                     At April 30, 2013, the cost of securities for federal income tax purposes was approximately $1,402,309,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$207,018,000
Unrealized Depreciation	(249,000)
Net Unrealized Appreciation	$206,769,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	872,413,322	—	—	872,413,322
Fixed-Income Funds	671,503,373	—	—	671,503,373
Alternative Investment Funds	62,536,848	—	—	62,536,848
Money Market Funds	2,624,632	—	—	2,624,632
Total Mutual Funds	1,609,078,175	—	—	1,609,078,175
Investments in Securities	1,609,078,175	—	—	1,609,078,175
Derivatives
Assets
Futures Contracts	386,302	—	—	386,302
Liabilities
Futures Contracts	(1,356,041)	—	—	(1,356,041)
Total	1,608,108,436	—	—	1,608,108,436

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Level 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Income Builder Fund

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.5%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,930,908	$31,608,955
Dividend Income 11.1%
Columbia Dividend Opportunity Fund, Class I Shares (a)	11,762,588	115,979,122
International 2.6%
Columbia Multi-Advisor International Equity Fund, Class I Shares (a)	2,095,258	26,798,343
Real Estate 5.4%
Columbia Real Estate Equity Fund, Class I Shares (a)	3,485,120	56,912,015
U.S. Large Cap 4.8%
Columbia Large Value Quantitative Fund, Class I Shares (a)	6,201,583	50,108,792
U.S. Small Cap 5.6%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,216,238	58,683,487
Total Equity Funds (Cost: $287,577,186)		$340,090,714

Fixed-Income Funds 58.9%
Emerging Markets 7.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	5,728,008	72,860,266
Floating Rate 8.9%
Columbia Floating Rate Fund, Class I Shares (a)	10,188,602	93,633,253
High Yield 10.0%
Columbia High Yield Bond Fund, Class I Shares (a)	34,372,339	104,835,634
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	983,284	10,344,147

	Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund, Class I Shares (a)	1,806,677	$20,939,386
Investment Grade 30.0%
Columbia Corporate Income Fund, Class I Shares (a)	4,875,904	52,025,891
Columbia Limited Duration Credit Fund, Class I Shares (a)	5,109,185	51,858,225
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	36,638,715	205,176,805
Columbia U.S. Treasury Index Fund, Class I Shares (a)	450,362	5,188,172
Total		314,249,093
Total Fixed-Income Funds (Cost: $582,506,098)		$616,861,779

Alternative Investment Funds 8.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,506,000	25,786,736
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,068,435	41,253,931
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	2,379,535	20,892,319
Total Alternative Investment Funds (Cost: $88,515,815)		$87,932,986

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	528,596	528,596
Total Money Market Funds (Cost: $528,596)		$528,596
Total Investments (Cost: $959,127,695) (d)		$1,045,414,075(e)
Other Assets and Liabilities		1,102,397
Net Assets		$1,046,516,472

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	22,944,583	2,527,406	—	—	25,471,989	—	25,786,736
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	50,000,738	2,596,208	(12,000,000)	172,761	40,769,707	—	41,253,931
Columbia Commodity Strategy Fund, Class I Shares	—	22,274,119	—	—	22,274,119	—	20,892,319
Columbia Convertible Securities Fund, Class I Shares	28,369,399	1,806,578	(500,000)	5,086	29,681,063	162,182	31,608,955
Columbia Corporate Income Fund, Class I Shares	46,162,714	4,937,742	—	—	51,100,456	380,908	52,025,891
Columbia Dividend Opportunity Fund, Class I Shares	98,567,237	3,456,329	(1,750,000)	(102,626)	100,170,940	271,778	115,979,122

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	40,682,299	25,668,475	—	—	66,350,774	750,093	72,860,266
Columbia Floating Rate Fund, Class I Shares	77,718,774	7,560,856	—	—	85,279,630	949,834	93,633,253
Columbia High Yield Bond Fund, Class I Shares	84,126,842	7,603,143	—	—	91,729,985	1,378,951	104,835,634
Columbia Inflation Protected Securities Fund, Class I Shares	18,916,117	831,175	(9,000,000)	(157,027)	10,590,265	—	10,344,147
Columbia International Bond Fund, Class I Shares	18,350,660	2,394,681	—	—	20,745,341	90,427	20,939,386
Columbia Large Value Quantitative Fund, Class I Shares	42,601,481	3,120,447	(750,000)	227,155	45,199,083	—	50,108,792
Columbia Limited Duration Credit Fund, Class I Shares	46,211,363	5,150,849	—	—	51,362,212	230,241	51,858,225
Columbia Money Market Fund, Class I Shares	497,416	31,180	—	—	528,596	13	528,596
Columbia Multi-Advisor International Equity Fund, Class I Shares	22,582,665	2,724,428	(800,000)	56,904	24,563,997	—	26,798,343
Columbia Real Estate Equity Fund, Class I Shares	32,259,305	3,042,579	(700,000)	385,979	34,987,863	188,518	56,912,015
Columbia Small Cap Value Fund I, Class I Shares	48,599,737	5,404,755	(1,250,000)	219,750	52,974,242	—	58,683,487
Columbia U.S. Government Mortgage Fund, Class I Shares	202,427,760	7,800,759	(11,750,000)	1,642,672	200,121,191	952,560	205,176,805
Columbia U.S. Treasury Index Fund, Class I Shares	6,562,663	205,091	(1,500,000)	(41,512)	5,226,242	17,922	5,188,172
Total	887,581,753	109,136,800	(40,000,000)	2,409,142	959,127,695	5,373,427	1,045,414,075

(b)                                   Non-income producing.

(c)                                   The rate shown is the seven-day current annualized yield at April 30, 2013.

(d)                                   At April 30, 2013, the cost of securities for federal income tax purposes was approximately $959,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$87,952,000
Unrealized Depreciation	(1,666,000)
Net Unrealized Appreciation	$86,286,000

(e)                                   Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	340,090,714	—	—	340,090,714
Fixed-Income Funds	616,861,779	—	—	616,861,779
Alternative Investment Funds	87,932,986	—	—	87,932,986
Money Market Funds	528,596	—	—	528,596
Total Mutual Funds	1,045,414,075	—	—	1,045,414,075
Total	1,045,414,075	—	—	1,045,414,075

See the Portfolio of Investments for all investment classifications not included in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013